Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Tooling and molds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Tooling and molds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years